20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	R$ 635,388	R$ 623,247
Judicial deposits	325,117	328,371
Accrued liabilities current	81,073	96,479
Accrued liabilities non current	554,315	526,768
Judicial deposits current
Judicial deposits non current	325,117	328,371
Tax [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	134,645	128,411
Judicial deposits	2,444	31,060
Social security [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	8,170	7,039
Judicial deposits
Labor [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	328,334	305,309
Judicial deposits	212,737	227,213
Civil [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	151,776	138,990
Judicial deposits	67,819	53,771
Environmental [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	12,463	43,498
Judicial deposits	17,683	3,731
Deposit of a guarantee [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities
Judicial deposits	R$ 24,434	R$ 12,596